Other reserves	6 Months Ended
Jun. 30, 2022
Other reserves.
Other reserves

16. Other reserves

	Foreign currency translation reserve	Cash flow hedge reserve	Other reserves	Total other reserves
	$'m	$'m	$'m	$'m
At January 1, 2021	(32)	17	—	(15)
Total other comprehensive income for the period pre AMP Transfer	14	41	—	55
Hedging gains transferred to cost of inventory pre AMP Transfer	—	(6)	—	(6)
Capital contribution	—	—	113	113
AMP Transfer	—	—	(5,924)	(5,924)
Total other comprehensive income for the period post AMP Transfer	(13)	50	—	37
Hedging gains transferred to cost of inventory post AMP Transfer	—	(17)	—	(17)
At June 30, 2021	(31)	85	(5,811)	(5,757)

At January 1, 2022	(28)	82	(5,647)	(5,593)
Total other comprehensive income for the period	2	47	—	49
Hedging gains transferred to cost of inventory	—	(72)	—	(72)
At June 30, 2022	(26)	57	(5,647)	(5,616)